Stockholders' Equity (Deficit)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

Note 9 – Stockholders’ Equity (Deficit)

Common Stock

The Company has authorized 500,000,000 shares of Common Stock, par value $0.01; 212,853,706 shares were issued and outstanding on September 30, 2021.

Common Stock Transactions During the Nine Months Ended September 30, 2021

On January 4, 2021, the Company issued 4,123,750 shares of Common Stock at a price of $0.012 per share pursuant to the conversion of $45,000 of principal and $4,485 of accrued interest in Eagle Equities Note 4.

On January 6, 2021, the Company issued 3,505,964 shares of Common Stock at a price of $0.01224 per share pursuant to the conversion of $39,000 of principal and $3,913 of accrued interest in Eagle Equities Note 4.

On January 11, 2021, the Company issued 4,463,507 shares of Common Stock at a price of $0.01224 per share pursuant to the conversion of $50,000 of principal and $4,633 of accrued interest in Eagle Equities Note 5.

On January 14, 2021, the Company issued 4,319,378 shares of Common Stock at a price of $0.01266 per share pursuant to the conversion of $50,000 of principal and $4,683 of accrued interest in Eagle Equities Note 5.

On January 21, 2021, the Company issued 6,449,610 shares of Common Stock at a price of $0.0154 per share pursuant to the conversion of $93,000 of principal and $6,324 of accrued interest in Eagle Equities Note 6.

On January 28, 2021, the Company issued 7,285,062 shares of Common Stock at a price of $0.01575 per share pursuant to the conversion of $107,200 of principal and $7,540 of accrued interest in Eagle Equities Note 6.

On February 1, 2021, the Company issued 6,672,000 shares of Common Stock in a private placement (the “2021 Private Placement”) at a price of $0.25 per share for cash proceeds of $1,668,000.

On February 5, 2021, the Company entered into a settlement agreement with the holders of the Eagle Equities Note 7 whereby the Company issued 1,184,148 shares of Common Stock at a price of $0.24984 per share in satisfaction of $200,200 of principal and all accrued interest and prepayment penalties due under this note.

On February 5, 2021, the Company entered into a settlement agreement with the holders of the Eagle Equities Note 8 whereby the Company issued 639,593 shares of Common Stock at a price of $0.23851 per share in satisfaction of $114,400 of principal and all accrued interest and prepayment penalties due under this note.

On February 5, 2021, the Company entered into a settlement agreement with the holders of the Eagle Equities Note 9 whereby the Company issued 605,177 shares of Common Stock at a price of $0.24984 per share in satisfaction of $114,400 of principal and all accrued interest and prepayment penalties due under this note.

On February 5, 2021, the Company entered into a settlement agreement with the holders of the Eagle Equities Note 10 whereby the Company issued 1,095,131 shares of Common Stock at a price of $0.23748 per share in satisfaction of $200,200 of principal and all accrued interest and prepayment penalties due under this note.

On February 22, 2021, the Company issued 336,000 shares of Common Stock for the exercise of options at a price of $0.03 per share.

On March 11, 2021, the Company issued 600,000 shares of Common Stock to four officers of The Good Clinic in exchange for 4,800 shares of Series A Preferred Stock. The 4,800 shares of Series A Preferred Stock were cancelled.

On March 17, 2021, the Company issued 300,000 shares of Common Stock at a price of $0.31 per share to a service provider.

On March 23, 2021, the Company issued 461,358 shares of Common Stock at a price of $0.26 per share to the underwriters of the 2021 Private Placement.

On April 19, 2021, the Company issued 1,962 shares of Common Stock for professional fees which had been performed in a prior period. The Company recorded these shares at the par value of $0.01 per share.

On May 4 through May 26, 2021, the Company issued 4,237,424 shares of Common Stock for the conversion of 1,059,356 shares of Series C Preferred Stock at a price of $0.25 per share.

On May 12, 2021, the Company issued 2,500,000 shares of Common Stock at a price of $0.03 per share for the exercise of stock options by an investor.

On June 10 through June 29, 2021, the Company issued 5,116,668 shares of Common Stock at a price of $0.03 per share for the exercise of stock options by officers and directors.

On June 23, 2021, the Company cancelled 2,000,000 shares of Common Stock held by an ex-officer in connection with a settlement agreement. The cancellation of these shares was recorded at the par value of $0.01 per share. Also, in connection with the settlement agreement, the Company issued 637,953 shares to the ex-officer at the market price of $.20 per share.

On August 26, 2021, the Company issued 312,800 restricted shares of the Company’s Common Stock priced at $0.25, vesting immediately, in lieu of $78,200 of cash compensation owed to the Company’s Chief Executive Officer for services rendered to the Company prior to 2021.

Between August 11, 2021 and September 2, 2021, the Company issued 4,000,001 shares of the Company Common Stock in connection with the conversion of Series C preferred stock issued in the first quarter.

Also, during the nine months ended September 30, 2021, the Company charged the amount of $7,897 to operations in connection with the vesting of stock granted to its officers and board members; the Company also charged the amount of $201,292 to operations in connection with the vesting of options granted to its officers and board members

Common Stock Transactions During the Nine Months Ended September 30, 2020

During the nine months ended September 30, 2020, the Company issued 2,901,440 shares of Common Stock for the cashless exercise of warrants. These warrants were issued pursuant to a settlement agreement with a note holder regarding the effective price of warrants issued with regard to a variable conversion price feature which resulted in the issuance of 1,011,967 more shares than would have been issued prior to the settlement agreement. The Company recorded a loss in the amount of $24,894 on this transaction based upon the additional shares issued at the market price of the Company’s Common Stock.

Also, during the nine months ended September 30, 2020, the holder of the Eagle Equities Note 1 converted the following amounts of principal and accrued interest to Common Stock: On June 5, 2020, principal of $25,000 and accrued interest of $1,608 were converted at a price of $0.0132 per share into 2,015,783 shares of Common Stock; On June 17, 2020, principal of $25,000 and accrued interest of $1,708 were converted at a price of $0.0132 per share into 2,023,358 shares of Common Stock; On June 23, 2020, principal of $40,000 and accrued interest of $2,813 were converted at a price of $0.0132 per share into 3,243,434 shares of Common Stock; and on June 26, 2020, principal of $26,000 and accrued interest of $1,855 were converted at a price of $0.01362 per share into 2,045,130 shares of Common Stock. There were no gains or losses recorded, as these conversions were made pursuant to the terms of the agreement.

Also, during the nine months ending September 30, 2020, the Company issued 200,000 restricted shares of the Company’s Common Stock at valued $7,680 in exchange for services conducted on behalf of the Company. The value of these shares was based on the closing market price on the respective date of grant.

Also, during the nine months ended September 30, 2020, the Company charged the amount of $53,050 to operations in connection with the vesting of stock granted to its officers and board members; the Company also charged the amount of $27,580 to operations in connection with the vesting of options granted to officers and board members.

Also, during the nine months ended September 30, 2020, the Company entered into agreements to issue 500,000 options to each of four consultants (a total of 2,000,000 options). The options have a fair value of $20,930 per consultant (a total of $83,720). These agreements will become effective April 6, 2020, at which time the Company will begin to charge the value of these options to operations. The Company valued these options using the Black-Scholes valuation model.

Also, during the nine months ended September 30, 2020, the Company entered into agreements with two note holders regarding the exercise price of warrants held by the note holders. These agreements resulted in the following: (i) the Company issued 1,000,000 shares of Common Stock, and the note holders agreed to cancel 2,769,482 warrants; the Company recorded a gain in the amount of $77,652 on this transaction; (ii) the Company issued 4,098,556 shares of Common Stock for the exercise of 4,480,938 warrants in a cashless transaction; the Company recorded a gain in the amount of $259,947 on this transaction, which is included in gain on derivative liabilities.

Also, during the nine months ended September 30, 2020, the Company issued 386,985 shares of Common Stock at a price of $0.034 per share to an ex-employee for accrued compensation. A gain in the amount of $6,988 was recognized on this transaction.

Preferred Stock

Series A Preferred Stock

Series A Preferred Stock Transactions During the Nine Months Ended September 30, 2021

During the nine months ended September 30, 2021, the Company accrued dividends in the amount of $1,000 on the Series A Preferred Stock. On March 11, 2021, the Company issued 600,000 shares of Common Stock to the four officers of The Good Clinic in exchange for the previously issued Series A Preferred Stock and accrued dividends. The Series A preferred stock was canceled and there are no Series A Preferred shares outstanding at this time.

Series A Preferred Stock Transactions During the Nine Months Ended September 30, 2020

On March 2, 2020, the Company issued 4,800 shares of its Series A Preferred Stock to four individuals with certain skills and know-how to assist the Company in the development of its newly formed subsidiary My Care, LLC. The Company had valued these shares at $71,558 or approximately $14.91 per share based upon an analysis performed by an independent valuation consultant. During the nine months ended September 30, 2020, the Company accrued dividends in the amount of $3,967 on the Series A Preferred Stock. On September 30, 2020, dividend payable on the Series A Preferred Stock was $3,967. On September 30, 2020, if management determined to pay these dividends in shares of the Company’s Common Stock, this would result in the issuance of 98,780 shares of Common Stock based upon the average price of $0.0402 per share for the five-day period ended September 30, 2020.

Series C Preferred Stock

Series C Preferred Stock Transactions During the Nine Months Ended September 30, 2021

On March 25, 2021, the Company entered into Securities Purchase Agreements (the “SPAs”) with four institutional investors (the “Investors” and each an “Investor”) pursuant to which the Company sold to the Investors in a private placement an aggregate of 3,000,000 units (the “Units” and each a “Unit”) with a purchase price of $1.00 per Unit, with each Unit consisting of (a) one share of a newly formed Series C Convertible Preferred Stock, par value $0.01 per share (the “Series C Preferred Stock”), (b) one warrant (the “Series A Warrants”) to purchase 2.1 shares of the Company’s Common Stock, par value $0.01 per share (the “Common Stock”) at a purchase price of $0.50 per whole share of Common Stock, and (c) one warrant (the “Series B Warrants” and together with the Series A Warrants, the “Warrants”) to purchase 2.1 shares of Common Stock at a purchase price of $0.75 per whole share. The aggregate gross proceeds to the Company were $3,000,000 and the number of shares of Common Stock initially issuable upon conversion of the Series C Preferred Stock is 12,600,000 shares of Common Stock and the aggregate number of shares of Common Stock initially issuable upon exercise of the Warrants is 12,600,000 shares of Common Stock.

On May 4 through May 26, 2021, 1,059,356 shares of Series C Preferred Stock were converted at a price of $0.25 per share to 4,237,424 shares of Common Stock. During the nine months ended September 30, 2021, the Company accrued dividends on the Series C Preferred Stock in the amount of $42,078.

On August 11, 2021 through September 2, 2021, 1,000,000 shares of Series C Preferred Stock were converted at a price of $0.25 per share to 4,000,001 shares of Common Stock.

During the nine months ended September 30, 2021, the Company accrued dividends on the Series C Preferred Stock in the amount of $67,370.

Series C Preferred Stock Transactions During the Nine Months ended September 30, 2020

None.

Series X Preferred Stock

The Series X Preferred Stock has a par value of $0.01 per share, no stated maturity, a liquidation preference of $25.00 per share, and will not be subject to any sinking fund or mandatory redemption and will remain outstanding indefinitely unless the Company decides to redeem or otherwise repurchase the Series X Preferred Stock; the Series X Preferred Stock is not redeemable prior to November 4, 2020. The Series X Preferred Stock will rank senior to all classes of the Company’s common and preferred stock and accrues dividends at the rate of 10% on $25.00 per share. The Company reserves the right to pay the dividends in shares of the Company’s Common Stock at a price equal to the average closing price over the five days prior to the date of the dividend declaration. Each one share of the Series X Preferred Stock is entitled to 20,000 votes on all matters submitted to a vote of our shareholders.

Series X Preferred Stock Transactions During the Nine Months Ended September 30, 2021

During the nine months ended September 30, 2021, the Company accrued dividends on its Series X Preferred Stock in the total amount of $46,677. Of this amount, a total of $6,000 was payable to officers and directors, $23,444 was payable to a related party shareholder, and $17,233 was payable to non-related parties.

Series X Preferred Stock Transactions During the Nine Months Ended September 30, 2020

None.

Stock Options

The following table summarizes the options outstanding on September 30, 2021, and the related prices for the options to purchase shares of the Company’s Common Stock:

			Weighted		Weighted
		Weighted	average		average
		average	exercise		exercise
Range of	Number of	remaining	price of	Number of	price of
exercise	options	contractual	outstanding	options	exercisable
Prices	outstanding	life (years)	options	exercisable	options
$0.03-$0.39	18,386,211	9.32	$0.20	5,052,000	$0.10

Transactions involving stock options are summarized as follows:

	Shares	Weighted- Average Exercise Price ($)
Outstanding on December 31, 2020	13,453,879	$0.03
Granted	13,585,000	0.27
Exercised	(8,652,668)	0.03
Outstanding on September 30, 2021	18,386,211	$0.20

Aggregate intrinsic value of options outstanding and exercisable on September 30, 2021, and 2020 was $789,500 and $0, respectively. Aggregate intrinsic value represents the difference between the Company’s closing stock price on the last trading day of the fiscal period, which was $0.28 and $0.04 as of September 30, 2021, and 2020, respectively, and the exercise price multiplied by the number of options outstanding and exercisable.

On September 30, 2021, the total stock-based compensation cost related to unvested awards not yet recognized was $1,205,961.

The Black-Scholes option pricing model is used to estimate the fair value of stock options granted under the Company’s share-based compensation plans. The weighted average assumptions used in calculating the fair values of stock options as of September 30, 2021, was as follows:

September 30,
2021
Volatility	161.0% to 183.5%
Dividends	$-
Risk-free interest rates	0.82 % to 1.69%
Term (years)	5.00 to 10.00

Warrants

The following table summarizes the warrants outstanding on September 30, 2021, and the related prices for the warrants to purchase shares of the Company’s Common Stock:

	Shares	Weighted- Average Exercise Price ($)

Outstanding on December 31, 2020	-	$-
Granted	12,600,000	$0.63
Exercised	-	$-
Outstanding on September 30, 2021	12,600,000	$0.63

Note 10 – Stockholders’ Equity (Deficit)

Common Stock

The Company has authorized 500,000,000 shares of Common Stock, par value $0.01; 155,381,183 and 81,268,443 shares were issued and outstanding on December 31, 2020 and December 31, 2019, respectively.

Common Stock Transactions During the Year Ended December 31, 2020

The Company entered into agreements with two note holders regarding the exercise price of warrants held by the note holders. These agreements resulted in the following: (i) on January 29, 2020, the Company issued 1,000,000 shares of Common Stock, and the note holders agreed to cancel 2,769,482 warrants; the Company recorded a gain in the amount of $77,652 on this transaction; (ii) on February 19, 2020, the Company issued 4,098,556 shares of Common Stock for the exercise of 4,480,938 warrants in a cashless transaction; the Company recorded a gain in the amount of $182,295 on this transaction, which is included in gain on derivative liabilities.

On May 27, 2020, the Company issued 2,901,440 shares of Common Stock for the cashless exercise of warrants. These warrants were issued pursuant to a settlement agreement with a note holder regarding the effective price of warrants issued with regard to a variable conversion price feature which resulted in the issuance of 1,011,967 more shares than would have been issued prior to the settlement agreement. The Company recorded a loss in the amount of $24,894 on this transaction based upon the additional shares issued at the market price of the Company’s Common Stock.

The Company issued, in nineteen transactions and at prices ranging from $0.0108 to $0.0120 per share, a total of 63,374,555 shares in connection with the conversion of principal and interest of convertible notes payable in the aggregate amounts of $813,000 and $70,658. No gain or loss was recognized on these transactions. See note 8.

On January 2, 2020, the Company issued 200,000 restricted shares of the Company’s Common Stock at valued $7,680 in exchange for services conducted on behalf of the Company. The value of these shares was based on the closing market price on the respective date of grant.

On August 27, 2020, the Company issued 386,985 shares of Common Stock at a price of $0.034 per share to an ex-employee for accrued compensation. A gain in the amount of $6,988 was recognized on this transaction.

The Company charged the amount of $67,623 to operations in connection with the vesting of stock granted to its officers, Board members, and employees.

The Company charged the amount of $421,502 to operations in connection with the vesting of stock options granted to its officers, Board members, consultants, and employees.

On December 31, 2020. the Company issued 2,151,204 shares of Common Stock at a price of $0.0305 per share as payment of accrued dividends on the Series X Preferred Stock.

Common Stock Transactions During the Year Ended December 31, 2019

The Company issued 300,000 restricted shares of the Company’s Common Stock with a fair value of $22,005 in exchange for services conducted on behalf of the Company. The value of these shares was based on the closing market price on the respective date of grants.

The Company issued 38,179,083 shares of Common Stock with a fair value of $788,937 for the conversion of convertible debt and accrued interest in the amount of $627,479. The Company recorded a loss in the amount of $161,458 on these transactions.

The Company issued 1,401,224 shares of Common Stock for the conversion of a note payable and accrued interest pursuant to a legal settlement; the Company had a liability on its balance sheet in the amount of $74,104 in connection with this matter and recorded a loss in the amount of $26,924 on this transaction.

The Company cancelled 700,000 shares of Common Stock returned by a former executive officer; the par value in the amount of $7,000 was charged to additional paid-in capital.

The Company issued 6,975,000 shares of Common Stock with a fair value at the date of the grant of $273,300 to employees, officer, and directors, subject to vesting requirements; the par value in the amount of $69,750 was charged to additional paid-in capital and the remaining fair value will be charged to operations over the term of the vesting period.

The Company recognized the amount of $212,187 for the vesting of shares issued to employees, officer, and directors; this amount was charged to additional paid-in capital.

The Company settled derivative liabilities in the amount of $881,296 and charged this amount to additional paid-in capital.

The Company recognized discounts on convertible notes payable in connection with beneficial conversion features and charged the amount of $225,393 to additional paid-in capital.

The Company recognized discounts on convertible notes payable in connection with warrants and charged the amount of $34,500 to additional paid-in capital.

The Company issued 3,514,900 shares of Common Stock in connection with the cashless exercise of warrants and credited the amount of $35,149 from additional paid-in capital.

The Company credited the amount of $35,532 to additional paid-in capital in connection with a reduction in the amount of accounts payable due to a related party due to a settlement agreement.

The Company recorded imputed interest on a note payable to a related party and charged the amount of $9,018 to additional paid-in capital.

Preferred Stock

We have authorized to issue 100,000,000 shares of Preferred Stock with such rights designations and preferences as determined by our Board of Directors. We have designated 27,324 shares as Series X Preferred Stock, and 3,000,000 as Series A Preferred Stock. There are no Series A Preferred shares issued as of the date of this filing.

Series A Preferred Stock

We issued 4,800 and 0 shares of our 12% Series A Cumulative Redeemable Perpetual Preferred Stock (the “Series A Preferred Stock”) as of December 31, 2020 and December 31, 2019, respectively. The Series A Preferred Stock has a par value of $0.01 per share, no stated maturity, a liquidation preference of $25.00 per share, and is not subject to any sinking fund or mandatory redemption and will remain outstanding indefinitely unless the Company decides to redeem or otherwise repurchase the Series A Preferred Stock. The Series A Preferred Stock is not redeemable prior to March 3, 2022. The Series A Preferred Stock will accrue dividends at the rate of 12% on $25.00 per share.

The designation includes, among other terms, that:

■	The Series A Preferred Stock ranks junior to our Series X Preferred Stock;
■

The Series A Preferred Stock has limited voting rights only on matters impacting certain of our securities that are senior to the Series A and in transactions involving mergers or similar transactions that adversely affects and deprives holders of the Series A Preferred Stock;

■

The Series A Preferred Stock is on a parity with all equity securities issued by us with terms specifically providing that those equity securities rank on a parity with the Series A Preferred Stock with respect to rights to the payment of dividends and the distribution of assets upon our liquidation, dissolution or winding up;

■

The Series A Preferred Stock is junior to all equity securities issued by us with terms specifically providing that those equity securities rank senior to the Series A Preferred Stock with respect to rights to the payment of dividends and the distribution of assets upon our liquidation, dissolution or winding up;

■	The Series A Preferred Stock is effectively junior to all of our existing and future indebtedness;
■	The Series A Preferred Stock will remain outstanding indefinitely unless we decide to redeem or otherwise repurchase it at our option;
■

The Series A Preferred Stock will accrue cumulative cash dividends at the rate of 10% of the $25.00 per share liquidation preference per annum which will accrue if we do not have funds to pay the dividend;

■	We have not yet generated revenues from our current business plan, and we do not presently have a reserve to pay dividends that will be due in the future on the Series A Preferred Stock;
■	No dividends will be paid or set apart for payment by us at any time if it would violate the terms of any agreement in which we are a party to or that we may enter into in the future;
■	The Series A Preferred Stock may be redeemed by us on or after March 3, 2022, for a cash redemption price of $25.00 per share if certain requirements are met;
■	The Series A Preferred Stock is not convertible into our Common Stock; and
■	If we fail to pay a dividend on the Series A Preferred, holders will not receive additional interest or fees in respect to such dividend.

Series A Preferred Stock Transactions During the Year Ended December 31, 2020

On March 2, 2020, the Company issued 4,800 shares of its Series A Preferred Stock to four individuals with certain skills and know-how to assist the Company in the development of its newly formed subsidiary The Good Clinic, LLC. The Company has valued these shares at $71,558 or approximately $14.91 per share. During the year ended December 31, 2020, the Company accrued dividends in the amount of $9,967 on the Series A Preferred Stock. On December 31, 2020, dividend payable on the Series A Preferred Stock was $9,967. On December 31, 2020, if management determined to pay these dividends in shares of the Company’s Common Stock, this would result in the issuance of 755,076 shares of Common Stock based upon the average price of $0.0132 per share for the five-day period ended December 31, 2020. Subsequent to year end the Company cancelled these shares and instead issued a total of 600,000 shares of restricted Common Stock to the holders.

Series A Preferred Stock Transactions During the Year Ended December 31, 2019

None.

Series X Preferred Stock

The Company has 26,227 shares of its 10% Series X Cumulative Redeemable Perpetual Preferred Stock (the “Series X Preferred Stock”) outstanding as of December 31, 2020 and December 31, 2019. The Series X Preferred Stock has a par value of $0.01 per share, no stated maturity, a liquidation preference of $25.00 per share, and will not be subject to any sinking fund or mandatory redemption and will remain outstanding indefinitely unless the Company decides to redeem or otherwise repurchase the Series X Preferred Stock; the Series X Preferred Stock is not redeemable prior to November 4, 2020. The Series X Preferred Stock will rank senior to all classes of the Company’s common and preferred stock and accrues dividends at the rate of 10% on $25.00 per share. The Company reserves the right to pay the dividends in shares of the Company’s Common Stock at a price equal to the average closing price over the five days prior to the date of the dividend declaration. Each one share of the Series X Preferred Stock is entitled to 20,000 votes on all matters submitted to a vote of our shareholders.

Series X Preferred Stock Transactions During the Year Ended December 31, 2020

During the year ended December 31, 2020, the Company accrued dividends in the amount of $65,568 on the Series X Preferred Stock. On December 31, 2020, the Company issued 2,151,204 shares of Common Stock at a price of $0.0305 per share in satisfaction of the accrued dividends on the Series X Preferred Stock. The price of the Common Stock issued was equal to the average closing price over the five days prior the date of conversion. On December 31, 2020, dividend payable on the Series X Preferred Stock was $0.

Series X Preferred Stock Transactions During the Year Ended December 31, 2019

On December 31, 2019, the Company issued a total of 26,227 shares of Series X Preferred Stock in settlement of various liabilities. All of the entities who received these shares were related parties, either because they were officer and or directors, or because the voting rights attached to these shares created a related party relationship.

The shares of Series X Preferred Stock were issued as follows:

	Type of		Share	Liability
Name	Liability	# shares	Value	Amount		Loss

Ronald Riewold, Director	Deferred Compensation	1,200	$41,675	$30,000		$(11,675)
Larry Diamond, Director and CEO	Deferred Compensation	2,000	$69,458	$50,000		$(19,458)
Julie R. Smith, Director and President (now ex-Officer and Director)	Deferred Compensation	2,000	$69,458	$50,000		$(19,458)
James Crone, ex-Officer and Director	Deferred Compensation	2,884	$100,158	$72,089		$(28,069)
Louis Deluca, ex-Officer and Director	Deferred Compensation	2,400	$83,350	$60,000		$(23,350)
Irish Italian Retirement Fund	Consulting services, notes payable (a)	12,503	$434,216	$312,572	(a)	$(121,644)
Frank Lightmas	Legal fees	3,240	$112,522	$81,000	(b)	$(31,522)
Total		26,227	$910,837	$655,661		$(255,176)

(a) amount consists of accounts payable for consulting services of $174,813, and principal plus interest due on notes payable in the amount of $137,759.

(b) Amount consists of $71,279 in legal fees due and $9,721 in prepaid legal fees.

Stock Options

The following table summarizes the options outstanding on December 31, 2020 and the related prices for the options to purchase shares of the Company’s Common Stock:

			Weighted		Weighted
		Weighted	average		average
		average	exercise		exercise
Range of	Number of	remaining	price of	Number of	price of
exercise	options	contractual	outstanding	options	exercisable
prices	outstanding	life (years)	options	exercisable	options
$0.03	13,453,879	9.42	$0.03	11,303,879	$0.03
	13,453,879	9.42	$0.03	11,303,879	$0.03

Transactions involving stock options are summarized as follows:

	Shares	Weighted- Average Exercise Price ($) (A)
Outstanding on December 31, 2018	67,879	$0.03
Granted	-	-
Cancelled	-	-

Outstanding on December 31, 2019	67,879	$0.03

Granted	14,886,000	$0.03
Cancelled	(1,500,000)	0.03
Outstanding on December 31, 2020	13,453,879	$0.03

Exercisable on December 31, 2020 (B)	11,303,879	$0.03

(A)

On December 14, 2020, the Company reset the exercise price of all the options then outstanding options to $0.03 per share. This included 150,000 options previously priced at $0.04 per share; 7,450,000 options previously priced at $0.05 per share; 1,000,000 options previously priced at $0.06 per share; and 67,879 options previously prices at $21.40 per share. The Company valued these options as of December 14, 2020, at the original exercise price and at the new price of $0.03 per share and charged the increase in value in the amount of $4,113 to operations during the year ended December 31, 2020. The exercise prices of all options are shown at the restated price of $0.03 per share.

(B)

On December 28, 2020, the Company accelerated the vesting of certain of its options issued to Board members, management, and consultants, resulting in a charge to operations in the amount of $164,647 during the year ended December 31, 2020.

On December 31, 2020, the total stock-based compensation cost related to unvested awards not yet recognized was $71,156.

The Company valued stock options during the years ended December 31, 2020 and 2019 using the Black-Scholes valuation model utilizing the following variables:

	December 31,	December 31,
	2020	2019
Volatility	149.4% to 209.6%	228.0% to 229.4%
Dividends	$-	$-
Risk-free interest rates	0.55% to 1.30%	1.75% to 2.53%
Term (years)	5.00	5.00

Warrants

The following table summarizes the warrants outstanding on December 30, 2020 and the related prices for the warrants to purchase shares of the Company’s Common Stock:

	Shares	Weighted- Average Exercise Price ($)

Outstanding on December 31, 2018	1,167,653	$2.18

Granted	400,000	$0.00858
Additional warrants due to trigger of ratchet feature	6,659,382	$0.00858
Exercised – cashless conversion	(3,514,900)	$0.00858
Forfeited	(2,769,482)	$0.00858
Expired	(142,653)	17.42
Outstanding on December 31, 2019	1,800,000	$0.00858

Granted	6,582,382	$0.00858
Exercised	(8,382,382)	$0.0561
Outstanding on December 31, 2020	-	$-